October 3, 2002



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Variable Annuity-1 Series Account of
      Great-West Life & Annuity Insurance Company
      Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-52956 and 811-07549

Ladies and Gentlemen:

In lieu of filing the form of the prospectus supplement for Variable Annuity-1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

(1) the form of the prospectus supplement that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment no. 5 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of amendment no. 5 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on September 24, 2002 and was effective September 30, 2002.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (800) 537-2033, ext. 3817.

VARIABLE ANNUITY-1 SERIES ACCOUNT

/s/ Beverly A. Byrne

Beverly A. Byrne
Vice President and Counsel
Great-West Life & Annuity Insurance Company